Short-Term Loans Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2020
Short-Term Loans Receivable (Details) [Line Items]
Provided loans		¥ 240,000		¥ 110,000
Repayment of loans		190,000	¥ 50,000	¥ 60,000
Short term loan		50,000
Repaid accrued interest					¥ 2,893
Interest income	¥ 2,730	¥ 5,386	¥ 310
Minimum [Member]
Short-Term Loans Receivable (Details) [Line Items]
Annual interest rate	6.00%
Maximum [Member]
Short-Term Loans Receivable (Details) [Line Items]
Annual interest rate	12.00%